July 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• BlackRock Defensive Advantage Emerging Markets Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2025
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 0.2%
CPFL Energia SA	2,628	$ 17,792
Chile — 0.3%
Banco de Chile, ADR	1,429	39,040
China — 24.3%
Agricultural Bank of China Ltd., Class A	61,300	53,532
Bank of China Ltd., Class H	283,000	163,351
Bank of Communications Co. Ltd., Class H	7,000	6,306
Beijing Kingsoft Office Software, Inc., Class A	233	10,091
BeOne Medicines Ltd.(a)	2,800	63,656
BYD Co. Ltd., Class A	3,900	56,572
China CITIC Bank Corp. Ltd., Class H	15,000	13,937
China Construction Bank Corp., Class H	42,000	42,958
China Everbright Bank Co. Ltd., Class A	193,000	108,338
China Life Insurance Co. Ltd., Class H	5,000	14,443
China Petroleum & Chemical Corp., Class H	88,000	51,640
China Railway Signal & Communication Corp. Ltd., Class H(b)	26,000	11,366
China Tower Corp. Ltd., Class H(b)	26,500	37,082
China Yangtze Power Co. Ltd., Class A	25,100	96,941
Chow Tai Fook Jewellery Group Ltd.	69,000	115,236
Gree Electric Appliances, Inc. of Zhuhai, Class A	26,353	166,549
Henan Shuanghui Investment & Development Co. Ltd., Class A	8,300	28,398
Hengan International Group Co. Ltd.	8,000	23,899
Huayu Automotive Systems Co. Ltd., Class A	20,600	50,100
Industrial & Commercial Bank of China Ltd., Class H	212,000	162,440
Kweichow Moutai Co. Ltd., Class A	288	56,678
Meituan, Class B(a)(b)	6,600	101,822
NetEase, Inc.	4,000	104,569
PetroChina Co. Ltd., Class A	8,300	10,205
PetroChina Co. Ltd., Class H	170,000	166,129
SF Holding Co. Ltd., Class A	25,688	163,570
SF Holding Co. Ltd., Class H	12,000	66,711
Shenzhen Transsion Holdings Co. Ltd., Class A	7,419	78,180
Tencent Holdings Ltd.	1,800	126,022
Tingyi Cayman Islands Holding Corp.	112,000	165,566
Tsingtao Brewery Co. Ltd., Class A	2,700	25,384
Tsingtao Brewery Co. Ltd., Class H	20,000	127,059
Uni-President China Holdings Ltd.	136,000	171,818
Yunnan Baiyao Group Co. Ltd., Class A	21,963	170,642
		2,811,190
Greece — 1.3%
OPAP SA, Class R	6,924	155,347
Hungary — 1.1%
MOL Hungarian Oil & Gas PLC	14,966	130,032
India — 19.8%
Apollo Hospitals Enterprise Ltd.	956	81,505
Avenue Supermarts Ltd.(a)(b)	141	6,847
Axis Bank Ltd.	4,200	51,005
Berger Paints India Ltd.	2,632	16,913
Bharat Petroleum Corp. Ltd.	3,333	12,455
Bharti Airtel Ltd.	6,701	145,875
Bharti Hexacom Ltd.	1,505	31,535
Bosch Ltd., Class A	33	15,173
Britannia Industries Ltd.	383	25,200
City Union Bank Ltd.	13,387	32,578
Coromandel International Ltd.	277	8,470
Divi’s Laboratories Ltd.	185	13,854
Security	Shares	Value
India (continued)
Dr. Lal PathLabs Ltd.(b)	1,565	$ 56,010
Eicher Motors Ltd.	396	24,640
Emami Ltd.	2,531	17,287
Fortis Healthcare Ltd.	6,530	63,587
GE Vernova T&D India Ltd.	578	17,992
GlaxoSmithKline Pharmaceuticals Ltd.	172	6,179
GMR Airports Ltd.(a)	8,910	9,094
Havells India Ltd.	2,372	40,513
HCL Technologies Ltd.	5,065	84,434
HDFC Bank Ltd.	1,269	29,121
Hexaware Technologies Ltd.	1,383	11,060
ICICI Bank Ltd., ADR	2,487	83,812
IndiaMart InterMesh Ltd.(b)	199	5,855
Indian Hotels Co. Ltd.	915	7,696
Indian Oil Corp. Ltd.	5,449	9,002
Infosys Ltd.	2,881	48,997
Infosys Ltd., ADR	5,489	91,776
Intellect Design Arena Ltd.	829	9,619
InterGlobe Aviation Ltd.(a)(b)	536	35,970
ITC Ltd.	18,321	85,920
Kotak Mahindra Bank Ltd.	1,091	24,581
Larsen & Toubro Ltd.	260	10,752
Larsen & Toubro Ltd., GDR, Registered Shares	150	6,129
LTIMindtree Ltd.(b)	367	21,229
Lupin Ltd.	2,683	58,643
Marico Ltd.	4,874	39,380
Max Financial Services Ltd.(a)	867	14,802
Muthoot Finance Ltd.	214	6,364
Narayana Hrudayalaya Ltd.	885	19,304
NTPC Ltd.	5,091	19,322
Paradeep Phosphates Ltd.(b)	6,746	16,480
Persistent Systems Ltd.	156	9,117
Petronet LNG Ltd.	26,539	87,007
Radico Khaitan Ltd.	606	18,869
Reliance Industries Ltd.	1,117	17,640
SBI Life Insurance Co. Ltd.(b)	239	5,000
Shree Cement Ltd.	258	90,440
Solar Industries India Ltd.	177	28,605
SRF Ltd.	213	7,369
State Bank of India	2,514	22,778
Sun Pharmaceutical Industries Ltd.	4,385	85,157
Tata Consultancy Services Ltd.	4,284	147,740
Tech Mahindra Ltd.	4,076	67,621
Torrent Pharmaceuticals Ltd.	1,452	61,805
UltraTech Cement Ltd.	190	26,454
United Breweries Ltd.	351	7,768
United Spirits Ltd.	4,287	65,452
Wipro Ltd.	22,318	62,780
Wipro Ltd., ADR	4,847	13,184
Zensar Technologies Ltd.	442	4,046
Zydus Lifesciences Ltd.	4,307	47,432
		2,293,224
Kuwait — 3.4%
Boubyan Bank KSCP	74,735	172,099
Kuwait Finance House KSCP	11,049	29,095
Mobile Telecommunications Co. KSCP	26,874	46,654
National Bank of Kuwait SAKP	41,905	143,431
		391,279
Malaysia — 4.7%
KPJ Healthcare Bhd	138,400	83,881
Malayan Banking Bhd.	74,200	163,197

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Defensive Advantage Emerging Markets Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Malaysia (continued)
Maxis Bhd	122,100	$ 98,242
Public Bank Bhd	28,100	27,675
Telekom Malaysia Bhd	8,100	12,788
Tenaga Nasional Bhd	52,500	159,912
		545,695
Mexico — 1.9%
America Movil SAB de C.V., Series B	56,563	51,061
Arca Continental SAB de C.V.	10,869	113,282
Fomento Economico Mexicano SAB de CV, ADR	517	46,768
Wal-Mart de Mexico SAB de C.V.	2,221	6,547
		217,658
Peru — 2.0%
Credicorp Ltd.	759	179,883
Intercorp Financial Services, Inc.	1,324	47,743
		227,626
Philippines — 1.5%
Bank of the Philippine Islands	12,330	24,984
BDO Unibank, Inc.	21,130	51,581
Manila Electric Co.	11,050	101,725
		178,290
Poland — 0.2%
Asseco Poland SA	427	23,037
Qatar — 3.5%
Ooredoo QPSC	46,069	170,060
Qatar International Islamic Bank QSC	9,486	28,945
Qatar Islamic Bank QPSC	21,150	142,332
Qatar National Bank QPSC	11,310	58,120
		399,457
Russia — 0.0%
Alrosa PJSC(a)(c)	37,207	5
Saudi Arabia — 7.0%
Al Rajhi Bank	6,765	170,573
Arab National Bank	16,463	95,236
Arabian Internet & Communications Services Co.	1,155	73,378
Elm Co.	143	34,645
Mobile Telecommunications Co. Saudi Arabia	10,766	29,824
Nahdi Medical Co.	4,892	161,454
Saudi Electricity Co.	9,386	36,908
Saudi National Bank	8,530	85,122
Saudi Telecom Co.	10,713	119,918
		807,058
South Korea — 4.4%
HD Hyundai Heavy Industries Co. Ltd.	51	17,899
Korea Electric Power Corp.	1,888	52,150
Korea Shipbuilding & Offshore Engineering Co. Ltd.	134	34,436
KT Corp., ADR	8,213	165,820
LG Uplus Corp.	15,893	167,299
Samsung SDS Co. Ltd.	146	16,727
SK Telecom Co. Ltd.	1,423	57,477
		511,808
Taiwan — 11.4%
Accton Technology Corp.	3,000	88,603
Security	Shares	Value
Taiwan (continued)
Advantech Co. Ltd.	14,000	$ 155,734
Arcadyan Technology Corp.	25,000	184,748
Chunghwa Telecom Co. Ltd.	38,000	164,209
Delta Electronics, Inc.	2,000	37,676
E.Sun Financial Holding Co. Ltd.	147,620	157,879
MediaTek, Inc.	2,000	90,569
Primax Electronics Ltd.	31,000	75,132
Realtek Semiconductor Corp.	9,000	172,088
Taiwan High Speed Rail Corp.	171,000	155,840
Taiwan Semiconductor Manufacturing Co. Ltd.	1,000	38,499
		1,320,977
Thailand — 2.6%
Advanced Info Service PCL, NVDR	18,600	165,256
CP ALL PCL, NVDR	92,500	133,648
		298,904
Turkey — 1.6%
Aselsan Elektronik Sanayi Ve Ticaret A/S, Class A	8,193	37,682
Migros Ticaret A/S, Class A	6,146	79,260
Turk Telekomunikasyon A/S, Class A(a)	15,181	20,350
Turkcell Iletisim Hizmetleri A/S, ADR	4,328	24,323
Turkcell Iletisim Hizmetleri A/S, Class A	10,487	24,042
		185,657
United Arab Emirates — 6.2%
Abu Dhabi Islamic Bank PJSC	26,929	176,815
Abu Dhabi National Oil Co. for Distribution PJSC	62,512	63,141
Adnoc Gas PLC	34,578	31,326
Emaar Properties PJSC	42,252	174,978
Emirates Telecommunications Group Co. PJSC	28,689	147,934
First Abu Dhabi Bank PJSC	24,323	118,990
		713,184
Total Long-Term Investments — 97.4% (Cost: $10,547,813)		11,267,260
Short-Term Securities
Money Market Funds — 2.4%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.20%(d)(e)	274,122	274,122
Total Short-Term Securities — 2.4% (Cost: $274,122)		274,122
Total Investments — 99.8% (Cost: $10,821,935)		11,541,382
Other Assets Less Liabilities — 0.2%		25,160
Net Assets — 100.0%		$ 11,566,542

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Defensive Advantage Emerging Markets Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/25	Shares Held at 07/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ 63,897	$ —	$ (63,897)(b)	$ —	$ —	$ —	—	$ 378 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	217,418	56,704 (b)	—	—	—	274,122	274,122	2,825	—
				$ —	$ —	$ 274,122		$ 3,203	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	3	09/19/25	$ 186	$ 1,688
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 17,792	$ —	$ —	$ 17,792
Chile	39,040	—	—	39,040
China	—	2,811,190	—	2,811,190
Greece	155,347	—	—	155,347
Hungary	—	130,032	—	130,032

Schedule of Investments (unaudited)(continued)
July 31, 2025
BlackRock Defensive Advantage Emerging Markets Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
India	$ 206,764	$ 2,086,460	$ —	$ 2,293,224
Kuwait	172,099	219,180	—	391,279
Malaysia	—	545,695	—	545,695
Mexico	217,658	—	—	217,658
Peru	227,626	—	—	227,626
Philippines	126,709	51,581	—	178,290
Poland	—	23,037	—	23,037
Qatar	—	399,457	—	399,457
Russia	—	—	5	5
Saudi Arabia	161,454	645,604	—	807,058
South Korea	165,820	345,988	—	511,808
Taiwan	—	1,320,977	—	1,320,977
Thailand	—	298,904	—	298,904
Turkey	24,323	161,334	—	185,657
United Arab Emirates	211,075	502,109	—	713,184
Short-Term Securities
Money Market Funds	274,122	—	—	274,122
	$ 1,999,829	$ 9,541,548	$ 5	$ 11,541,382
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 1,688	$ —	$ —	$ 1,688

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
SRF	State Revolving Fund
Schedule of Investments